CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Operating and formation costs	$ 806,028	$ 13,327,278
Loss from operations	(806,028)	(13,327,278)
Other income (expense):
Transaction costs allocated to warrant and FPA liabilities	(1,381,051)	0
Change in fair value of warrant liability	(17,328,667)	23,699,501
Change in fair value of FPA liability	(10,399,002)	7,494,372
Gain on termination of FPA	0	3,160,168
Other income (expense), net	(29,108,720)	34,354,041
Net income (loss)	$ (29,914,748)	$ 21,026,763
Basic and diluted net (loss) income per non-redeemable ordinary share	$ (0.69)	$ 0.33
Class B ordinary shares
Other income (expense):
Weighted average shares outstanding, basic and diluted	12,265,625	12,937,500
Basic and diluted net (loss) income per non-redeemable ordinary share	$ (0.69)	$ 0.33
Class A ordinary shares
Other income (expense):
Weighted average shares outstanding, basic and diluted	31,145,833	51,750,000
Basic and diluted net (loss) income per non-redeemable ordinary share	$ (0.69)	$ 0.33